Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss for the year	$ (10,567)	$ (22,125)	$ (23,169)
Adjustments for non-cash items	(3,091)	1,186	(323)
Interest received	254	154	13
Interest paid	(56)	(65)	(172)
Income taxes received	0	1,597	754
Cash flow from operating activities before changes in working capital	(13,460)	(19,253)	(22,897)
Cash flow from changes in working capital:
Changes in net working capital	520	1,562	(2,877)
Net cash used in operating activities	(12,940)	(17,691)	(25,774)
Investing activities:
Investment in intangible assets	0	0	0
Purchase of property and equipment	0	(87)	(292)
Payment of non-current financial assets – leasehold deposits	(3)	(6)	24
Net cash (used in) investing activities	(3)	(93)	(268)
Financing activities:
Proceeds from issuance of shares and exercise of warrants, less underwriter discounts	16,550	9,168	428
Proceeds from issuance of warrants	0	2,587	0
Transaction costs related to issuance of shares	(2,344)	(432)	0
Proceeds from borrowings	0	65	7,849
Exchange loss from repayment of borrowings	59	0	0
Repayment of borrowings	(805)	(371)	(119)
Leasing installments	(331)	(326)	(305)
Net cash provided by financing activities	13,129	10,691	7,853
Net increase/ (decrease) in cash and cash equivalents	186	(7,093)	(18,189)
Cash and cash equivalents at January 1	5,583	13,184	32,166
Exchange rate adjustments on cash and cash equivalents	183	(508)	(793)
Cash and cash equivalents at December 31	5,952	5,583	13,184
Supplemental disclosure of cash flow information
Acquisition of property and equipment through loan from lessor	$ 0	$ 65	$ 84